Restructuring and Related Charges (Tables)	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013
Schedule of Restructuring and Related Charges by Segment

Net restructuring and related charges by segment were as follows:

	Three Months Ended
	December 27, 2013	December 28, 2012
Specialty Pharmaceuticals	$—	$0.7
Global Medical Imaging	8.1	0.3

Restructuring and related charges, net	8.1	1.0
Less: accelerated depreciation	(0.1)	(0.8)

Restructuring charges, net	$8.0	$0.2

Net restructuring and related charges by segment are as follows:

	Fiscal Year
	2013	2012	2011
Specialty Pharmaceuticals	$16.4	$11.3	$6.5
Global Medical Imaging	16.4	7.9	3.8
Corporate	3.0	—	(0.3)

Restructuring and related charges, net	35.8	19.2	10.0
Less: accelerated depreciation	(2.6)	(8.0)	(1.6)

Restructuring charges, net	$33.2	$11.2	$8.4

Schedule of Net Restructuring and Related Charges

Net restructuring and related charges were comprised of the following:

	Three Months Ended
	December 27, 2013	December 28, 2012
2013 Mallinckrodt Program	$8.3	$—
Other programs	(0.2)	1.0

Total programs	8.1	1.0
Less: non-cash charges, including accelerated depreciation	(0.1)	(0.9)

Total charges expected to be settled in cash	$8.0	$0.1

Net restructuring and related charges are comprised of the following:

	Fiscal Year
	2013	2012	2011
2013 Mallinckrodt Program	$14.9	$—	$—
Other programs	20.9	19.2	10.0

Total programs	35.8	19.2	10.0
Less: non-cash charges, including accelerated depreciation	(2.6)	(6.2)	(1.6)

Total charges expected to be settled in cash	$33.2	$13.0	$8.4

Schedule of Restructuring Reserves by Type of Cost

The following table summarizes cash activity for restructuring reserves, substantially all of which related to employee severance and benefits:

	2013 Mallinckrodt Program	Other Programs	Total
Balance at September 27, 2013	$14.9	$10.6	$25.5
Charges	10.2	0.3	10.5
Changes in estimate	(2.0)	(0.5)	(2.5)
Cash payments	(2.2)	(3.7)	(5.9)

Balance at December 27, 2013	$20.9	$6.7	$27.6

The following table summarizes cash activity for restructuring reserves, substantially all of which related to employee severance and benefits:

	2013 Mallinckrodt Program	Other Programs	Total
Balance at September 24, 2010	$—	$4.5	$4.5
Charges	—	9.6	9.6
Changes in estimate	—	(1.2)	(1.2)
Cash payments	—	(3.5)	(3.5)
Reclassifications (1)	—	(1.6)	(1.6)
Currency translation	—	(0.2)	(0.2)

Balance at September 30, 2011	—	7.6	7.6
Charges	—	12.8	12.8
Changes in estimate	—	0.2	0.2
Cash payments	—	(11.5)	(11.5)
Reclassifications (1)	—	(0.2)	(0.2)

Balance at September 28, 2012	—	8.9	8.9
Charges	14.9	20.9	35.8
Changes in estimate	—	(2.6)	(2.6)
Cash payments	—	(15.1)	(15.1)
Reclassifications (1)	—	(1.5)	(1.5)

Balance at September 27, 2013	$14.9	$10.6	$25.5

(1)	Represents the reclassification of pension and other postretirement benefits from restructuring reserves to pension and postretirement obligations, and the transfer of certain restructuring liabilities in conjunction with the Separation.

Schedule of Restructuring Charges Incurred Cumulative to Date

Net restructuring and related charges, including associated asset impairments, incurred cumulative to date related to the 2013 Mallinckrodt Program were as follows:

Specialty Pharmaceuticals	$2.4
Global Medical Imaging	17.6
Corporate	3.0

$23.0

Net restructuring and related charges, including associated asset impairments, incurred cumulative to date related to the 2013 Mallinckrodt Program are as follows:

Specialty Pharmaceuticals	$2.4
Global Medical Imaging	9.5
Corporate	3.0

$14.9